Expense Example - FidelityMunicipalIncomeFund-RetailPRO - FidelityMunicipalIncomeFund-RetailPRO - Fidelity Municipal Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542